Stock Options: (Details Textual) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended			0 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2014	Jan. 23, 2014	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Sep. 30, 2014 Employee Stock Option [Member]	Sep. 30, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Jul. 23, 2014 Non-Qualified Stock Options [Member]	Sep. 12, 2014 Director [Member] Non-Qualified Stock Options [Member]	Sep. 12, 2014 Director [Member] Non-Qualified Stock Options [Member]	Mar. 21, 2014 Three Employee [Member] Plan 2013 [Member]	Jan. 23, 2014 Three Employee [Member] Plan 2013 [Member]	Mar. 21, 2014 One Employee [Member] Plan 2013 [Member]	Sep. 12, 2014 Chief Executive Officer [Member] Non-Qualified Stock Options [Member]	Sep. 12, 2014 Chairman [Member] Non-Qualified Stock Options [Member]	Jul. 23, 2014 Equity Incentive Plan 2013 [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member]	Jul. 23, 2014 Equity Incentive Plan 2013 [Member] Maximum [Member]	Jul. 23, 2014 Equity Incentive Plan 2013 [Member] Minimum [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Founding Stock Holder [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Founding Stock Holder [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Consultant One [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Consultant One [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Founding Stock Holder and Consultant One [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Founding Stock Holder and Consultant One [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Consultant Two [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Consultant Two [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Director And Consultant Two [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Director And Consultant Two [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Consultant Three [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Consultant Three [Member]	Sep. 30, 2014 Equity Incentive Plan 2013 [Member] Director [Member]	Dec. 31, 2013 Equity Incentive Plan 2013 [Member] Director [Member]	Sep. 12, 2014 Equity Incentive Plan 2013 [Member] One Employee [Member]	Jul. 16, 2014 Equity Incentive Plan 2013 [Member] One Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage																															100.00%				20.00%		20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													3,000,000									7,000,000	7,000,000	10,000,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	50,000													300,000		30,000	300,000		250,000	50,000		5,154,404	5,154,404			3,500,000	3,500,000	54,404	54,404			250,000	250,000			300,000	300,000	1,050,000	1,050,000	20,000	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														10 years				10 years	0 years	0 years										10 years				10 years	10 years	10 years	10 years			10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 1.54		$ 1.54		$ 1.71	$ 1.71					$ 0.60	$ 0.60		$ 1.76	$ 2.30	$ 0.60	$ 0.60										$ 1.75	$ 1.75			$ 1.00	$ 1.00	$ 1.00	$ 1.00			$ 0.60	$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%																20.00%												100.00%				20.00%		20.00%				20.00%	20.00%
Number of Director																																		4	4
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period																																		5 years	5 years	4 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						95.34%		104.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						2.53%		2.71%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.75		$ 0.84
Share-based Compensation, Total			$ 0			$ 930,873	$ 2,928,485	$ 3,122,944	$ 3,122,944	$ 594,000	$ 931,000	$ 3,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term								9 years 7 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						9 years 18 days		9 years 8 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																	125,000 of these options vest 25% per year, with accelerated vesting of 25% upon a termination without cause or for good reason, with the remaining 175,000 vesting 20% per year.
Share-based Compensation Arrangement by Share-based Payment Award, Description																					Also, on July 23, 2014, the Board granted non-qualified stock options to three directors, each in the amount of 100,000 shares of common stock; 50,000 of which have an exercise price equal to $1.11, being ten cents ($0.10) above the closing sales price of the common stock (or the closing bid, if no sales were reported) as listed on the OTC Market on July 23, 2014, which vested on the date of the grant hereof; and 50,000 of which have an exercise price equal to two times the value of the exercise price of the first 50,000 options, or $2.22 which vest daily over four (4) years (assuming continued service on behalf of the Company), up to 25% per year, such that 25% of the second 50,000 shall be vested on July 23, 2015 until the grant is fully vested on July 23, 2018.
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															5 years
Research and Development Expense, Total				368,221	0	774,189	0					200,000
Allocated Share-based Compensation Expense												2,900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 0					$ 2,600,000	$ 2,600,000